Description of Organization and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
HZO, Inc. and Subsidiaries
Income Taxes
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0